Commitments And Contingencies (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Commitments And Contingencies Disclosure [Line Items]
Investments in joint venture and business acquisitions	¥ 148,426
Commitment amount	492,618
Property and Equipment
Commitments And Contingencies Disclosure [Line Items]
Commitment amount	¥ 1,838